UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number   811-07643
                                                -------------------

                          Phoenix Partner Select Funds
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                                 P.O.Box 150480
                             Hartford, CT 06115-0480
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
              -----------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 302-791-3197
                                                           -------------

                     Date of fiscal year end: July 31, 2004
                                             --------------

                   Date of reporting period: January 31, 2004
                                            -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[GRAPHIC OMITTED]

Semiannual Report

[GRAPHIC OMITTED] JANUARY 31, 2004

PHOENIX
PARTNER [GRAPHIC OMITTED] SELECT


PHOENIX PARTNER SELECT WEALTH BUILDER FUND

PHOENIX PARTNER SELECT WEALTH GUARDIAN FUND



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF TEXT USED IN PRINTED GRAPHIC AS FOLLOWS:

Do you want to stop receiving fund documents by mail?

Go to PhoenixInvestments.com, log in and sign up for E-Delivery


[GRAPHIC OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.

COMMITTED TO INVESTOR SUCCESS(SM)

MESSAGE FROM THE CHAIRMAN


DEAR SHAREHOLDER:

      When we think about 2003, we'll remember a year in which financial services underwent significant change. National news reflected regulatory attention to the business conduct of a few mutual fund companies. As a result, certain industry-wide practices came under increased scrutiny.

      Your Fund's Board of Trustees recognizes the seriousness of these issues. As a result, it has expanded its review of policies and procedures to insure compliance with applicable rules and regulations. Additionally, the Board had taken a review of its own structure and governance protocols to insure that our practices are not only compliant with regulatory standards, but, whenever practical, also conform to best practices that value your interests and help you invest wisely.

      I hope that you'll take time to review the activities and performance information included in this semiannual report. We've witnessed new life in the equity markets, and I am encouraged that our overall economy has begun a more rewarding period. Now is an opportune time for you to review your investments with your financial advisor to be sure your portfolio is best positioned to achieve long-term success.

      Keep in mind that finding the best balance of performance and protection requires discipline and diversification 1. Your investment in Phoenix Partner Select Wealth Builder Fund and Phoenix Partner Select Wealth Guardian Fund may help you in this effort.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.





Sincerely,

/s/ PHILIP R. McLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

FEBRUARY 1, 2004



1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.


--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

TABLE OF CONTENTS




Phoenix Partner Select Wealth Builder Fund ..................................  3
Phoenix Partner Select Wealth Guardian Fund .................................  7
Notes to Financial Statements ............................................... 11


   This report is not authorized for distribution to prospective investors in the Phoenix Partner Select Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX PARTNER SELECT WEALTH BUILDER FUND

                         INVESTMENTS AT JANUARY 31, 2004
                                   (UNAUDITED)


                                                     SHARES         VALUE
                                                     -------     -----------

MUTUAL FUNDS--99.2%

EQUITY FUNDS--80.0%
Phoenix-Duff & Phelps Real Estate Securities
Fund Class A ...................................     245,264     $ 5,219,227

Phoenix-Kayne Rising Dividends Fund
Class A ........................................     643,925      10,025,919

Phoenix-Kayne Small-Mid Cap Fund
Class A(b) .....................................     689,306      12,621,202

Phoenix Market Neutral Fund Class A(b) .........     210,699       2,334,540

Phoenix-Oakhurst Growth & Income Fund
Class A ........................................     763,685      10,202,829
                                                                 -----------
                                                                  40,403,717
                                                                 -----------

FIXED-INCOME FUNDS--19.2%
Phoenix Duff & Phelps Institutional Managed
Bond Portfolio Class Y .........................     114,190       3,634,652

Phoenix-Goodwin Multi-Sector Short Term
Bond Fund Class A ..............................     499,665       2,418,380

Phoenix-Seneca Bond Fund Class A ...............     340,801       3,626,120
                                                                 -----------
                                                                   9,679,152
                                                                 -----------

----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $47,772,324)                                     50,082,869
----------------------------------------------------------------------------

TOTAL LONG-TERM INVESTMENTS--99.2%
(IDENTIFIED COST $47,772,324)                                     50,082,869
----------------------------------------------------------------------------


                                       STANDARD        PAR
                                       & POOR'S       VALUE
                                        RATING        (000)         VALUE
                                       --------      -------     -----------

SHORT-TERM OBLIGATIONS--1.1%

COMMERCIAL PAPER--1.1%
UBS Finance Delaware LLC
1.01%, 2/2/04 .....................      A-1+           $540     $   539,985

----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $539,985)                                           539,985
----------------------------------------------------------------------------


TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $48,312,309)                                     50,622,854(a)

Other assets and liabilities, net--(0.3)%                           (141,512)
                                                                 -----------
NET ASSETS--100.0%                                               $50,481,342
                                                                 ===========



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,402,596 and gross depreciation of $92,051. At January 31, 2004, the aggregate cost of securities for federal income tax purposes was $48,312,309.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix Partner Select Wealth Builder Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2004
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $48,312,309)                                    $50,622,854
Cash                                                                      3,889
Receivables
   Fund shares sold                                                   1,611,438
   Receivable from adviser                                                4,987
   Dividends from underlying funds                                          294
Prepaid expenses                                                         23,244
                                                                    -----------
     Total assets                                                    52,266,706
                                                                    -----------
LIABILITIES
Payables
   Investment securities purchased                                    1,695,848
   Fund shares repurchased                                               40,243
   Distribution and service fees                                         19,650
   Financial agent fee                                                    6,646
   Transfer agent fee                                                     6,549
   Trustees' fee                                                            513
Accrued expenses                                                         15,915
                                                                    -----------
     Total liabilities                                                1,785,364
                                                                    -----------
NET ASSETS                                                          $50,481,342
                                                                    ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                    $48,164,122
Distributions in excess of net investment income                        (37,287)
Accumulated net realized gain                                            43,962
Net unrealized appreciation                                           2,310,545
                                                                    -----------
NET ASSETS                                                          $50,481,342
                                                                    ===========
CLASS A
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $15,499,839)                   1,406,360
Net asset value per share                                                $11.02
Offering price per share $11.02/(1-5.75%)                                $11.69

CLASS C
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $34,981,503)                   3,181,160
Net asset value and offering price per share                             $11.00


                             STATEMENT OF OPERATIONS
                          FROM INCEPTION AUGUST 1, 2003
                               TO JANUARY 31, 2004
                                   (UNAUDITED)


INVESTMENT INCOME
Income distributions received from underlying funds                  $  241,560
Interest                                                                  1,834
                                                                     ----------
     Total investment income                                            243,394
                                                                     ----------
EXPENSES
Investment advisory fee                                                  11,531
Distribution and service fees, Class C                                   58,449
Financial agent fee                                                      38,368
Transfer agent                                                           22,609
Registration                                                             19,030
Trustees                                                                 17,946
Professional                                                              8,456
Custodian                                                                 7,451
Printing                                                                  5,064
Miscellaneous                                                             6,321
                                                                     ----------
     Total expenses                                                     195,225
     Less expenses borne by investment adviser                          (90,652)
                                                                     ----------
     Net expenses                                                       104,573
                                                                     ----------
NET INVESTMENT INCOME                                                   138,821
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distributions received from underlying funds                43,962
Net change in unrealized appreciation (depreciation) on
   investments                                                        2,310,545
                                                                     ----------
NET GAIN ON INVESTMENTS                                               2,354,507
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,493,328
                                                                     ==========


                        See Notes to Financial Statements

Phoenix Partner Select Wealth Builder Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                           From
                                                                                                         Inception
                                                                                                         8/1/03 to
                                                                                                          1/31/04
                                                                                                        (Unaudited)
                                                                                                        ------------
FROM OPERATIONS
   Net investment income (loss)                                                                          $   138,821
   Net realized gain (loss)                                                                                   43,962
   Net change in unrealized appreciation (depreciation)                                                    2,310,545
                                                                                                         -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                             2,493,328
                                                                                                         -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                            (69,517)
   Net investment income, Class C                                                                           (106,591)
                                                                                                         -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                                (176,108)
                                                                                                         -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (1,428,175 shares)                                                       14,971,896
   Net asset value of shares issued from reinvestment of distributions (3,429 shares)                         36,926
   Cost of shares repurchased (25,244 shares)                                                               (269,949)
                                                                                                         -----------
Total                                                                                                     14,738,873
                                                                                                         -----------
CLASS C
   Proceeds from sales of shares (3,208,116 shares)                                                       33,711,148
   Net asset value of shares issued from reinvestment of distributions (2,134 shares)                         22,936
   Cost of shares repurchased (29,090 shares)                                                               (308,835)
                                                                                                         -----------
Total                                                                                                     33,425,249
                                                                                                         -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                              48,164,122
                                                                                                         -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                                  50,481,342

NET ASSETS
   Beginning of period                                                                                            --
                                                                                                         -----------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF ($37,287)]               $50,481,342
                                                                                                         ===========

                        See Notes to Financial Statements

Phoenix Partner Select Wealth Builder Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                   CLASS A
                                                              ---------------
                                                               FROM INCEPTION
                                                              8/1/03 TO 1/31/04
                                                                 (UNAUDITED)

Net asset value, beginning of period                               $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                      0.05
   Capital gain distributions received from underlying funds         0.01
   Net realized and unrealized gain (loss)                           1.02
                                                                   ------
     TOTAL FROM INVESTMENT OPERATIONS                                1.08
                                                                   ------
LESS DISTRIBUTIONS
   Dividends from net investment income (5)                         (0.06)
                                                                   ------
     TOTAL DISTRIBUTIONS                                            (0.06)
                                                                   ------
Change in net asset value                                            1.02
                                                                   ------
NET ASSET VALUE, END OF PERIOD                                     $11.02
                                                                   ======
Total return(1)                                                     10.80%(7)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                             $15,500

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)(3)                                          0.40%(6)
   Net investment income                                             1.70%(6)
Portfolio turnover                                                      0%(7)


                                                                   CLASS C
                                                              ---------------
                                                               FROM INCEPTION
                                                              8/1/03 TO 1/31/04
                                                                 (UNAUDITED)

Net asset value, beginning of period                               $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                      0.03
   Capital gain distributions received from underlying funds         0.01
   Net realized and unrealized gain (loss)                           1.00
                                                                   ------
     TOTAL FROM INVESTMENT OPERATIONS                                1.04
                                                                   ------
LESS DISTRIBUTIONS
   Dividends from net investment income (5)                         (0.04)
                                                                   ------
     TOTAL DISTRIBUTIONS                                            (0.04)
                                                                   ------
Change in net asset value                                            1.00
                                                                   ------
NET ASSET VALUE, END OF PERIOD                                     $11.00
                                                                   ======
Total return(1)                                                     10.44%(7)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                             $34,982

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)(4)                                          1.15%(6)
   Net investment income                                             0.97%(6)
Portfolio turnover                                                      0%(7)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.33% for the period ending January 31, 2004.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.87% for the period ending January 31, 2004.
(5) Includes dividends paid from the short-term portion of capital gain distributions received from underlying funds.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

PHOENIX PARTNER SELECT WEALTH GUARDIAN FUND

                         INVESTMENTS AT JANUARY 31, 2004
                                   (UNAUDITED)


                                                     SHARES         VALUE
                                                     -------     -----------

MUTUAL FUNDS--99.2%

EQUITY FUNDS--60.6%
Phoenix-Duff & Phelps Real Estate Securities
Fund Class A ...................................     124,971     $ 2,659,389

Phoenix-Kayne Rising Dividends
Fund Class A ...................................     283,150       4,408,642

Phoenix-Kayne Small-Mid Cap Fund
Class A(b) .....................................     138,762       2,540,726

Phoenix Market Neutral Fund Class A(b) .........     105,408       1,167,924

Phoenix-Oakhurst Growth & Income Fund
Class A ........................................     337,060       4,503,116
                                                                 -----------
                                                                  15,279,797
                                                                 -----------

FIXED-INCOME FUNDS--38.6%
Phoenix Duff & Phelps Institutional Managed
Bond Portfolio Class Y .........................     114,687       3,650,476

Phoenix-Goodwin Multi-Sector Short Term Bond
Fund Class A ...................................     501,816       2,428,791

Phoenix-Seneca Bond Fund Class A ...............     342,206       3,641,067
                                                                 -----------
                                                                   9,720,334
                                                                 -----------

----------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $24,016,333)                                     25,000,131
----------------------------------------------------------------------------

TOTAL LONG-TERM INVESTMENTS--99.2%
(IDENTIFIED COST $24,016,333)                                     25,000,131
----------------------------------------------------------------------------


                                       STANDARD        PAR
                                       & POOR'S       VALUE
                                        RATING        (000)         VALUE
                                       --------      -------     -----------

SHORT-TERM OBLIGATIONS--1.7%

COMMERCIAL PAPER--1.7%
UBS Finance Delaware LLC
1.01%, 2/2/04 ......................      A-1+          $435     $   434,988

----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $434,988)                                           434,988
----------------------------------------------------------------------------


TOTAL INVESTMENTS--100.9%
(IDENTIFIED COST $24,451,321)                                     25,435,119(a)

Other assets and liabilities, net--(0.9)%                           (222,393)
                                                                 -----------
NET ASSETS--100.0%                                               $25,212,726
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,030,022 and gross depreciation of $46,224. At January 31, 2004, the aggregate cost of securities for federal income tax purposes was $24,451,321.
(b) Non-income producing.

                        See Notes to Financial Statements

Phoenix Partner Select Wealth Guardian Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                JANUARY 31, 2004
                                   (UNAUDITED)


ASSETS
Investment securities at value
   (Identified cost $24,451,321)                                   $25,435,119
Cash                                                                     3,934
Receivables
   Fund shares sold                                                  1,166,557
   Receivable from adviser                                              10,044
   Dividends from underlying funds                                         279
Prepaid expenses                                                        21,721
                                                                   -----------
     Total assets                                                   26,637,654
                                                                   -----------
LIABILITIES
Payables
   Investment securities purchased                                   1,384,762
   Distribution and service fees                                        11,235
   Financial agent fee                                                   6,646
   Transfer agent fee                                                    6,220
   Trustees' fee                                                           519
Accrued expenses                                                        15,546
                                                                   -----------
     Total liabilities                                               1,424,928
                                                                   -----------
NET ASSETS                                                         $25,212,726
                                                                   ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $24,218,740
Distributions in excess of net investment income                       (20,122)
Accumulated net realized gain                                           30,310
Net unrealized appreciation                                            983,798
                                                                   -----------
NET ASSETS                                                         $25,212,726
                                                                   ===========
CLASS A
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $5,468,592)                     503,865
Net asset value per share                                               $10.85
Offering price per share $10.85/(1-5.75%)                               $11.51

CLASS C
Shares of beneficial interest outstanding, no par value
   unlimited authorization (Net Assets $19,744,134)                  1,823,738
Net asset value and offering price per share                            $10.83



                             STATEMENT OF OPERATIONS
                          FROM INCEPTION AUGUST 1, 2003
                               TO JANUARY 31, 2004
                                   (UNAUDITED)


INVESTMENT INCOME
Income distributions received from underlying funds                 $  202,588
Interest                                                                   484
                                                                    ----------
     Total investment income                                           203,072
                                                                    ----------
EXPENSES
Investment advisory fee                                                  6,228
Distribution and service fees, Class C                                  35,890
Financial agent fee                                                     38,368
Transfer agent                                                          20,584
Registration                                                            18,407
Trustees                                                                17,952
Professional                                                             8,460
Custodian                                                                6,567
Printing                                                                 5,064
Miscellaneous                                                            6,316
                                                                    ----------
     Total expenses                                                    163,836
     Less expenses borne by investment adviser                         (95,555)
                                                                    ----------
     Net expenses                                                       68,281
                                                                    ----------
NET INVESTMENT INCOME                                                  134,791
                                                                    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments                                           (27)
Capital gain distributions received from underlying funds               30,337
Net change in unrealized appreciation (depreciation) on
   investments                                                         983,798
                                                                    ----------
NET GAIN ON INVESTMENTS                                              1,014,108
                                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $1,148,899
                                                                    ==========


                        See Notes to Financial Statements

Phoenix Partner Select Wealth Guardian Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                                 From
                                                                                               Inception
                                                                                               8/1/03 to
                                                                                                1/31/04
                                                                                              (Unaudited)
                                                                                              -----------
FROM OPERATIONS
   Net investment income (loss)                                                               $   134,791
   Net realized gain (loss)                                                                        30,310
   Net change in unrealized appreciation (depreciation)                                           983,798
                                                                                              -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  1,148,899
                                                                                              -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                 (39,727)
   Net investment income, Class C                                                                (115,186)
                                                                                              -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                     (154,913)
                                                                                              -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (556,390 shares)                                               5,776,624
   Net asset value of shares issued from reinvestment of distributions (1,724 shares)              18,328
   Cost of shares repurchased (54,249 shares)                                                    (563,753)
                                                                                              -----------
Total                                                                                           5,231,199
                                                                                              -----------
CLASS C
   Proceeds from sales of shares (1,849,741 shares)                                            19,263,797
   Net asset value of shares issued from reinvestment of distributions (2,418 shares)              25,647
   Cost of shares repurchased (28,421 shares)                                                    (301,903)
                                                                                              -----------
Total                                                                                          18,987,541
                                                                                              -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                   24,218,740
                                                                                              -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       25,212,726

NET ASSETS
   Beginning of period                                                                                 --
                                                                                              -----------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF ($20,122)]    $25,212,726
                                                                                              ===========

                        See Notes to Financial Statements

Phoenix Partner Select Wealth Guardian Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                   CLASS A
                                                              ---------------
                                                               FROM INCEPTION
                                                              8/1/03 TO 1/31/04
                                                                 (UNAUDITED)

Net asset value, beginning of period                               $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                      0.09
   Capital gain distributions received from underlying funds         0.01
   Net realized and unrealized gain (loss)                           0.84
                                                                   ------
     TOTAL FROM INVESTMENT OPERATIONS                                0.94
                                                                   ------
LESS DISTRIBUTIONS
   Dividends from net investment income (5)                         (0.09)
                                                                   ------
     TOTAL DISTRIBUTIONS                                            (0.09)
                                                                   ------
Change in net asset value                                            0.85
                                                                   ------
NET ASSET VALUE, END OF PERIOD                                     $10.85
                                                                   ======
Total return(1)                                                      9.44%(7)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $5,469

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)(3)                                          0.52%(6)
   Net investment income                                             2.70%(6)
Portfolio turnover                                                      0%(7)


                                                                   CLASS C
                                                              ---------------
                                                               FROM INCEPTION
                                                              8/1/03 TO 1/31/04
                                                                 (UNAUDITED)

Net asset value, beginning of period                               $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                      0.07
   Capital gain distributions received from underlying funds         0.01
   Net realized and unrealized gain (loss)                           0.83
                                                                   ------
     TOTAL FROM INVESTMENT OPERATIONS                                0.91
                                                                   ------
LESS DISTRIBUTIONS
   Dividends from net investment income (5)                         (0.08)
                                                                   ------
     TOTAL DISTRIBUTIONS                                            (0.08)
                                                                   ------
Change in net asset value                                            0.83
                                                                   ------
NET ASSET VALUE, END OF PERIOD                                     $10.83
                                                                   ======
Total return(1)                                                      9.07%(7)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                             $19,744

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)(4)                                          1.27%(6)
   Net investment income                                             2.01%(6)
Portfolio turnover                                                      0%(7)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.53% for the period ending January 31, 2004.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.67% for the period ending January 31, 2004.
(5) Includes dividends paid from the short-term portion of capital gain distributions received from underlying funds.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

PHOENIX PARTNER SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2004 (UNAUDITED)


1. ORGANIZATION

   Phoenix Partner Select Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

   Currently two Funds are offered for sale (each a "Fund"). The Partner Select Wealth Builder Fund is diversified and is a fund of funds that has an investment objective of seeking capital appreciation. The Partner Select Wealth Guardian Fund is diversified and is a fund of funds that has an investment objective of long-term capital appreciation and current income.

   Each Fund offers Class A and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.


2. SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Investments in the underlying funds are valued at each Fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 pm eastern time). Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Realized gains and losses are determined on the identified cost basis. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method.


C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses, losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.


E. EXPENSES:

   Expenses incurred by the Trust with respect to the Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.


3. INVESTMENT ADVISORY FEE AND RELATED
   PARTY TRANSACTIONS

   As compensation for its services to the Trust, the adviser, Phoenix Investment Counsel, Inc., an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.10% of the average daily net assets of each Fund.

   The Adviser has contractually agreed to reimburse through November 30, 2004, other operating expenses of each Fund (as compared to each underlying mutual fund) to the extent that such expenses (excluding management fees and 12b-1 distribution and service fees) exceed 0.30% of each class of shares of the Wealth Builder Fund and 0.42% for each class of shares of the Wealth Guardian Fund.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions and deferred sales charges for the period ended January 31, 2004, as follows:


                                                  Class A            Class C
                                                Net Selling         Deferred
                                                Commissions       Sales Charges
                                                -----------       -------------
Wealth Builder Fund ........................      $31,505            $1,551
Wealth Guardian Fund .......................       13,845             2,214

PHOENIX PARTNER SELECT FUNDS
NOTES TO FINANCIAL STATEMENTS
JANUARY 31, 2004 (UNAUDITED) (CONTINUED)

   In addition to these amounts, the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions:

Wealth Builder Fund .............................................   $13,993
Wealth Guardian Fund ............................................     4,564

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.75% for Class C shares applied to the average daily net assets of each respective Class. Shareholders in each Fund will indirectly bear the Fund's pro rata share of the fees and expenses of the underlying funds in which each Fund invests, including service fees of 0.25% incurred as a result of the Fund's investment in Class A shares or Class Y shares of the underlying funds.

   PEPCO has advised the Trust of the following information for the period ended January 31, 2004:

                            Distribution      Distribution       Distribution
                               and/or             and/or        and/or Service
                            Service Fees      Service Fees       Fees Paid to
                            Retained by   Paid to Unaffiliated    W.S. Griffith
                            Distributor       Participants      Securities, Inc.
                            ------------  --------------------  ----------------

Wealth Builder Fund ......    $53,403            $4,060                $986
Wealth Guardian Fund .....     34,430             1,394                  66

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO) plus (2) the documented cost to PEPCO to provide tax services and oversight of the subagent's performance. For the period ended January 31, 2004, the Trust paid PEPCO $76,736. The fee schedule of PFPC Inc. is $40,000 per year per Fund. No minimum fees apply.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended January 31, 2004, transfer agent fees were $43,193 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                             Transfer Agent
                                                              Fee Retained
                                                             --------------
Wealth Builder Fund .......................................      $   --
Wealth Guardian Fund ......................................          --

   At January 31, 2004, PNX and its affiliates held shares of the Trust which aggregated the following:

                                                                   Aggregate
                                                                   Net Asset
                                                     Shares          Value
                                                     -------       ---------
Wealth Builder Fund--Class A ...................     10,055        $110,806
Wealth Builder Fund--Class C ...................     10,040         110,440
Wealth Guardian Fund--Class A ..................     10,086         109,433
Wealth Guardian Fund--Class C ..................     10,071         109,069


4. PURCHASES AND SALES OF UNDERLYING FUNDS

   Purchases and sales of underlying funds (excluding U.S. Government and agency securities and short-term securities) for the period ended January 31, 2004, aggregated the following:

                                                     Purchases       Sales
                                                    -----------      -----
Wealth Builder Fund .............................   $47,772,324      $ --
Wealth Guardian Fund ............................    24,016,333        --

   There were no purchases and sales of long-term U.S. Government and agency securities.


5. OTHER

   As of January 31, 2004, each Fund had two omnibus shareholder accounts, comprised of a group of individual shareholders, which individually amounted to more than 10% of the total shares outstanding. The omnibus shareholder is not affiliated with PNX.

                                                % of Shares
                                                Outstanding
                                                -----------
Wealth Builder Fund ........................       65.7%
Wealth Guardian Fund .......................       64.5%


6. PROXY VOTING PROCEDURES

   The advisers and subadvisers to each of The Phoenix-affiliated Funds vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Boards of Trustees of the Funds. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FUND MANAGEMENT



     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Trust.


                                                        INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                               FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS             LENGTH OF       OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH          TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway             Served since        34         Chairman, Rittenhouse Advisors, LLC (consulting firm) since 2001.
  Rittenhouse Advisors, LLC    1993.                          Trustee/Director, Realty Foundation of New York (1972-present), Pace
  101 Park Avenue                                             University (1978-present), New York Housing Partnership Development
  New York, NY 10178                                          Corp. (Chairman) (1981-present), Greater New York Councils, Boy Scouts
  DOB: 8/2/29                                                 of America (1985-present), The Academy of Political Science (Vice
                                                              Chairman) (1985-present), Urstadt Biddle Property Corp.
                                                              (1989-present), The Harlem Youth Development Foundation (1998-2002).
                                                              Chairman, Metropolitan Transportation Authority (1992-2001). Director,
                                                              Trism, Inc. (1994-2001), Consolidated Edison Company of New York, Inc.
                                                              (1970-2002), Atlantic Mutual Insurance Company (1974-2002), Centennial
                                                              Insurance Company (1974-2002), Josiah Macy, Jr., Foundation
                                                              (1975-present), Union Pacific Corp. (1978-2002), BlackRock Freddie Mac
                                                              Mortgage Securities Fund (Advisory Director) (1990-2000), Accuhealth
                                                              (1994-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne          Served since        34         Currently retired.
  The Flat, Elmore Court       1993.
  Elmore, GL05, GL2 3NT
  U.K.
  DOB: 8/9/29
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries          Served since        27         Director, The Empire District Electric Company (1984-present).
  8477 Bay Colony Dr. #902     1995.                          Director (1989-1997), Chairman of the Board (1993-1997), Phoenix
  Naples, FL 34108                                            Investment Partners, Ltd.
  DOB: 9/23/30
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr.             Served since        24         Partner, Stonington Partners, Inc. (private equity fund) since 2001.
  Stonington Partners, Inc.    1986.                          Chairman (1995 to 2000) and Chief Executive Officer (1995-1998),
  736 Market Street, Ste. 1430                                Carson Products Company (cosmetics). Director/Trustee, Evergreen Funds
  Chattanooga, TN 37402                                       (six portfolios).
  DOB: 2/14/39
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara        Served since        34         Managing Director, U.S. Trust Company of New York (private bank)
  U.S. Trust Company of        2001.                          (1982-present).
  New York
  11 West 54th Street
  New York, NY 10019
  DOB: 4/17/51
------------------------------------------------------------------------------------------------------------------------------------


                                                        INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                 NUMBER OF
                                               PORTFOLIOS IN
                                               FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS             LENGTH OF       OVERSEEN BY                          DURING PAST 5 YEARS AND
    AND DATE OF BIRTH          TIME SERVED        TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris            Served since        34         Currently retired. Vice President, W.H. Reaves and Company (investment
  164 Laird Road               1995.                          management) (1993-2003).
  Colts Neck, NJ 07722
  DOB: 5/26/28
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson          Served since        24         Managing Director, Northway Management Company (1998-present).
  Northway Management Company  1993.                          Managing Director, Mullin Associates (1993-1998).
  164 Mason Street
  Greenwich, CT 06830
  DOB: 2/16/46
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr.       Served since        24         Director, UST, Inc. (1995-present), HPSC Inc. (1995-present),
  200 Duke Street              1995.                          Compuware (1996-present) and WWF, Inc. (2000-present). President, The
  Alexandria, VA 22314                                        Trust for America's Health (non-profit) (2001-present). Director, Duty
  DOB: 5/16/31                                                Free International, Inc. (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     Each of the individuals listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                              NUMBER OF
     NAME, ADDRESS,                         PORTFOLIOS IN
      DATE OF BIRTH                         FUND COMPLEX                             PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH          LENGTH OF    OVERSEEN BY                             DURING PAST 5 YEARS AND
          TRUST                TIME SERVED     TRUSTEE                         OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Marilyn E. LaMarche          Served since      27           Limited Managing Director, Lazard Freres & Co. LLC (1983-present).
  Lazard Freres & Co. LLC      2002.                          Director, The Phoenix Companies, Inc. (2001-present) and Phoenix Life
  30 Rockefeller Plaza,                                       Insurance Company (1989-present).
  59th Floor
  New York, NY 10020
  DOB: 5/11/34
------------------------------------------------------------------------------------------------------------------------------------
  **Philip R. McLoughlin       Served since      78           Consultant, Phoenix Investment Partners Ltd. (2002-present). Director,
    DOB: 10/23/46              1989.                          PXRE Corporation (Delaware) (1985-present), World Trust Fund
                                                              (1991-present). Chairman (1997-2002), Director (1995-2002), Vice
    Chairman and President                                    Chairman (1995-1997) and Chief Executive Officer (1995-2002), Phoenix
                                                              Investment Partners, Ltd. Director and Executive Vice President, The
                                                              Phoenix Companies, Inc. (2000-2002). Director (1994-2002) and
                                                              Executive Vice President, Investments (1987-2002), Phoenix Life
                                                              Insurance Company. Director (1983-2002) and Chairman (1995-2002),
                                                              Phoenix Investment Counsel, Inc. Director (1982-2002) and President
                                                              (1990-2000), Phoenix Equity Planning Corporation. Chairman and
                                                              President, Phoenix/Zweig Advisers LLC (1999-2002). Director
                                                              (2001-2002) and President (April 2002-September 2002), Phoenix
                                                              Investment Management Company. Director and Executive Vice President,
                                                              Phoenix Life and Annuity Company (1996-2002). Director (1995-2000) and
                                                              Executive Vice President (1994-2002), PHL Variable Insurance Company.
                                                              Director, Phoenix National Trust Holding Company (2001-2002). Director
                                                              (1985-2002) and Vice President (1986-2002), PM Holdings, Inc.
                                                              Director, W.S. Griffith Associates, Inc. (1995-2002). Director
                                                              (1992-2002) and President (1993-1994), W.S. Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------
 ***James M. Oates             Served since      29           Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets
    Hudson Castle Group, Inc.  1987.                          Inc.) (financial services) (1997-present). Managing Director, Wydown
    c/o Northeast Investment                                  Group (consulting firm) (1994-present). Director, Investors Financial
    Management, Inc.                                          Service Corporation (1995-present), Investors Bank & Trust Corporation
    50 Congress Street                                        (1995-present), Plymouth Rubber Co. (1995-present), Stifel Financial
    Suite 1000                                                (1996-present), Connecticut River Bancorp (1998-present), Connecticut
    Boston, MA 02109                                          River Bank (1998-present), 1Mind, Inc. (1999-present) and 1Mind.com
    DOB: 5/31/46                                              (2000-present). Director and Treasurer, Endowment for Health, Inc.
                                                              (2000-present). Chairman, Emerson Investment Management, Inc.
                                                              (2000-present). Member, Chief Executives Organization (1996-present).
                                                              Vice Chairman, Massachusetts Housing Partnership (1998-1999).
                                                              Director, Blue Cross and Blue Shield of New Hampshire (1994-1999), AIB
                                                              Govett Funds (1991-2000) and Command Systems, Inc. (1998-2000).
                                                              Director, Phoenix Investment Partners, Ltd. (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------

  * Ms. LaMarche is an "interested person," as defined in the Investment Company Act of 1940, by reason of her position as Director of The Phoenix Companies, Inc. and Phoenix Life Insurance Company.
 ** Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with Phoenix Investment Partners, Ltd. and its affiliates.
*** Mr. Oates is being treated as an Interested Trustee due to certain relationships existing among Mr. Oates, Hudson Castle Group, Inc. and The Phoenix Companies, Inc. and certain of its affiliates.


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                              POSITION(S) HELD WITH
    NAME, ADDRESS AND         TRUST AND LENGTH OF                                        PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH               TIME SERVED                                              DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer          Executive Vice President          Executive Vice President (1999-present) Senior Vice President
  DOB: 8/16/44              since 1996.                       (1995-1999), Chief Financial Officer (1995-present), Phoenix
                                                              Investment Partners, Ltd. Director (1998-present), Executive Vice
                                                              President, Chief Financial Officer and Treasurer (2000-present),
                                                              Senior Vice President and Chief Financial Officer (1996-2000), Phoenix
                                                              Equity Planning Corporation. Director (1998-present), Senior Vice
                                                              President, Chief Financial Officer and Treasurer (1996-present),
                                                              Phoenix Investment Counsel, Inc. Director (2000-present), Executive
                                                              Vice President (2000-present), Treasurer (1996-present), Senior Vice
                                                              President (2000-2002), Duff & Phelps Investment Management Co.
                                                              Executive Vice President, Phoenix Fund Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry            Executive Vice President          Executive Vice President, Phoenix Investment Partners, Ltd.
  DOB: 3/28/52              since 1998.                       (1998-present), President, Phoenix Equity Planning Corporation
                                                              (2000-present). Executive Vice President, Phoenix Fund Complex
                                                              (1998-present).
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss          Treasurer since 1996.             Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
  DOB: 11/24/52                                               Assistant Treasurer (2001-2003), Vice President, Operations
                                                              (2003-present), Phoenix Equity Planning Corporation. Treasurer,
                                                              Phoenix Fund Complex (1994-present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth          Secretary since 2002;             Vice President and Insurance and Investment Products Counsel
  One American Row          Chief Legal Officer               (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company.
  Hartford, CT 06102        since 2003.                       Director (2003-present), President (2003-present), Assistant Secretary
  DOB: 11/14/58                                               (2002-present), Phoenix Variable Advisors, Inc. Secretary
                                                              (2002-present), Chief Legal Officer (2003-present), Phoenix Fund
                                                              Complex.
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX PARTNER SELECT FUNDS
101 Munson Street
Greenfield, Massachusetts 01301


TRUSTEES
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Richard E. Segerson
Lowell P. Weicker, Jr.


OFFICERS
Philip R. McLoughlin, Chairman and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Chief Legal Officer and Secretary


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480


PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480


CUSTODIAN
State Street Bank and Trust Company
P.O. Box 5501
Boston, Massachusetts 02206-5501


INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
125 High Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                                              1-800-243-1574
Advisor Consulting Group                                          1-800-243-4361
Text Telephone                                                    1-800-243-1926
Web site                                                  PHOENIXINVESTMENTS.COM

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

[GRAPHIC OMITTED]

                                                                 ---------------
                                                                    PRESORTED
                                                                    STANDARD
                                                                   U.S. POSTAGE
                                                                       PAID
                                                                 LOUISVILLE, KY
                                                                 PERMIT NO. 1051
                                                                 ---------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. BOX 150480
HARTFORD, CT 06115-0480


[GRAPHIC OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.

A MEMBER OF THE PHOENIX COMPANIES, INC.




For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.













NOT INSURED BY FDIC/NCUA OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP 1803 (3/04)

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)        Phoenix Partner Select Funds
            -----------------------------------------------------------

By (Signature and Title)*     /s/ Philip R. McLoughlin
                         ----------------------------------------------
                              Philip R. McLoughlin, Chairman
                              (principal executive officer)

Date                March 30, 2004
    -------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ Philip R. McLoughlin
                         ----------------------------------------------
                              Philip R. McLoughlin, Chairman
                              (principal executive officer)

Date                March 30, 2004
    -------------------------------------------------------------------


By (Signature and Title)*     /s/ Nancy G. Curtiss
                         ----------------------------------------------
                              Nancy G. Curtiss, Treasurer
                              (principal financial officer)

Date                March 30, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.